Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 08, 2018
Supplement [Text Block]	ivyf3_SupplementTextBlock	Ivy Funds

Supplement dated August 17, 2018 to the
Ivy Accumulative Fund, Ivy Wilshire Global Allocation Fund and Ivy Cash Management Fund Prospectus
dated January 8, 2018
as supplemented February 6, 2018, February 26, 2018, April 12, 2018, April 30, 2018 and June 7, 2018

The reference to Footnote 2 in the Class C column of the “Shareholder Fees” table is deleted and the following replaces Footnote 2 in the “Fees and Expenses” section for Ivy Accumulative Fund, Ivy Wilshire Global Allocation Fund and Ivy Cash Management Fund on pages 3, 8 and 15, respectively:

[2]

With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

Effective immediately, the following footnote is added to the “Annual Fund Operating Expenses” table for each Fund that offers Class N shares:

Through October 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
Ivy Accumulative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf3_SupplementTextBlock	Ivy Funds

Supplement dated August 17, 2018 to the
Ivy Accumulative Fund Prospectus
dated January 8, 2018
as supplemented February 6, 2018, February 26, 2018, April 12, 2018, April 30, 2018 and June 7, 2018

The reference to Footnote 2 in the Class C column of the “Shareholder Fees” table is deleted and the following replaces Footnote 2 in the “Fees and Expenses” section for Ivy Accumulative Fund, Ivy Wilshire Global Allocation Fund and Ivy Cash Management Fund on pages 3, 8 and 15, respectively:

[2]

With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

Effective immediately, the following footnote is added to the “Annual Fund Operating Expenses” table for each Fund that offers Class N shares:

Through October 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
Ivy Wilshire Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf3_SupplementTextBlock	Ivy Funds

Supplement dated August 17, 2018 to the
Ivy Wilshire Global Allocation Fund Prospectus
dated January 8, 2018
as supplemented February 6, 2018, February 26, 2018, April 12, 2018, April 30, 2018 and June 7, 2018

The reference to Footnote 2 in the Class C column of the “Shareholder Fees” table is deleted and the following replaces Footnote 2 in the “Fees and Expenses” section for Ivy Accumulative Fund, Ivy Wilshire Global Allocation Fund and Ivy Cash Management Fund on pages 3, 8 and 15, respectively:

[2]

With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

Effective immediately, the following footnote is added to the “Annual Fund Operating Expenses” table for each Fund that offers Class N shares:

Through October 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
Ivy Cash Management Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf3_SupplementTextBlock	Ivy Funds

Supplement dated August 17, 2018 to the
Ivy Cash Management Fund Prospectus
dated January 8, 2018
as supplemented February 6, 2018, February 26, 2018, April 12, 2018, April 30, 2018 and June 7, 2018

The reference to Footnote 2 in the Class C column of the “Shareholder Fees” table is deleted and the following replaces Footnote 2 in the “Fees and Expenses” section for Ivy Accumulative Fund, Ivy Wilshire Global Allocation Fund and Ivy Cash Management Fund on pages 3, 8 and 15, respectively:

[2]

With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

Effective immediately, the following footnote is added to the “Annual Fund Operating Expenses” table for each Fund that offers Class N shares:

Through October 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.